Related party transactions	12 Months Ended
Dec. 31, 2022
Related Party [Abstract]
Related party transactions	Related party transactions
Key management personnel are those persons having the authority and responsibility for planning, directing and controlling activities of the Company, directly or indirectly, including the Chief Executive Officer, President and Chief Operating Officer, Chief Financial Officer, Chief Product Officer, Chief Corporate Development Officer, Chief Human Resource Officer, Chief Legal Officer and Directors.

Compensation expense for the Company’s key management personnel for the years ended December 31, 2022 and 2021 is as follows:

	2022	2021
	$	$
Salaries and benefits	3,460	3,860
Share-based compensation	2,933	1,364
	6,393	5,224